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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2006 through January 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                        IBBOTSON ASSET ALLOCATION SERIES

                                   Semiannual
                                     Report

                                     1/31/07

                           [LOGO]Pioneer
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Market Overview and Outlook                                                   4

Comparing Ongoing Fund Expenses                                               7

Portfolio Reviews                                                            15

Prices and Distributions                                                     17

Conservative Allocation Fund - Portfolio Summary and
  Performance Update                                                         19

Moderate Allocation Fund - Portfolio Summary and
  Performance Update                                                         24

Growth Allocation Fund - Portfolio Summary and
  Performance Update                                                         29

Aggressive Allocation Fund - Portfolio Summary and
  Performance Update                                                         34

Schedule of Investments                                                      39

Financial Statements                                                         43

Notes to Financial Statements                                                65

Factors Considered by the Independent Trustees in

Approving the Management Contract                                            76

Trustees, Officers and Service Providers                                    100

                                                                      Chairman's

 Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest

Letter

rate policy, although it has raised rates to only 0.25% thus far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ John F. Cogan Jr.

John F. Cogan Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of a portfolio's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 1/31/07
--------------------------------------------------------------------------------

In the following interview, portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates Advisors, LLC, discusses the market environment and investment strategies that applied to the portfolios in the Pioneer Ibbotson Asset Allocation Series for the semiannual period ended January 31, 2007.

Q. Could you characterize the economic and market backdrop during the six months ended January 31, 2007?

A. Economic growth showed some signs of moderating, led in particular by a softening in the housing sector. At its August 2006 meeting, after 17 consecutive quarter point increases in the Fed funds rate, the Federal Reserve paused, leaving the benchmark short-term rate at 5.25%. Longer-term interest rates fell sharply early in the period, but ended the six months only slightly lower. As a result, bond prices, which move in the opposite direction of interest rates, generally rose slightly for the full period. As the period ended, the yield curve (which depicts the relationship between bond maturities and yields) was inverted, with short-term rates higher than those of long-term rates. The U.S. equity markets provided strong positive returns, led again by small-cap and value-oriented stocks, while international equities provided even stronger returns for the period.

Q. What were the tactical considerations that you applied to the four funds in allocating assets?

A. For each portfolio, assets have been invested in keeping with their broad asset allocation and specific mutual fund targets. Within this strategic framework, we implemented three tactical shifts across all the portfolios.

   Within the U.S. stock portion of the portfolios, we have maintained a slight overweighting of U.S. large-capitalization stocks relative to small-cap stocks. We have done this for a number of reasons. First, although small-cap stocks have historically outperformed large caps over long periods, there is a cyclical aspect to this performance leadership. In addition, we believe small-cap stocks may be overvalued at current levels. Finally, large-cap stocks may be more resilient if the economy slows as a result of higher interest rates. The weighting did not have a material impact on performance, but there were increasing signs as the semiannual period drew to a close that a cycle of large-cap performance leadership may begin reasonably soon. With respect to the other equity categories, exposure remained neutral throughout the period. We have also maintained neutral target weightings in the non-U.S. equity markets, both developed and emerging.

   A second emphasis has been within the bond portion of the portfolios, where we have continued to underweight the long-term bond vehicle, with the difference allocated to the shorter-term fixed-income alternative. While it is difficult to predict the direction for long-term interest rates over the short term, over time we do expect long-term bond yields to trend higher, with corresponding downward pressure on prices of these issues. In

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   addition, short-term rates have become much more attractive given the Federal Reserve Board's raising of the benchmark rate. In view of these factors, we believe the risk/reward profile is more favorable among shorter term issues. Elsewhere within fixed income, we have maintained neutral positions in the high-yield bond offering, as well as in the non-U.S. fixed-income option.

   Finally, we continue to underweight REITs (Real Estate Investment Trusts). REITs are traditionally most attractive to investors seeking income return, and these issues benefited from the period of low interest rates experienced in the recent past. As rates have risen, REIT yields have reached historically low levels relative to Treasury bonds. At the same time, REITs in the aggregate are priced at roughly double the general stock market, as gauged by traditional valuation measures such as price-to-earnings ratio. In addition to appearing fully valued when compared to both bonds and the rest of the stock market, REITs may be vulnerable to higher market interest rate levels, which we expect to lead to continued cooling in the real estate sector. While REITs have thus far continued to defy gravity, we are comfortable with our positioning in view of our risk/reward assessment.

Q. What factors are you watching most closely as you determine allocations for the funds going forward?

A. Overall, our outlook is for a relatively stable economic backdrop. Core inflation continues to run at the upper end of the Fed's comfort zone and the job market has produced surprisingly solid numbers. These factors suggest that the next movement of the Fed funds rate may be upwards. We anticipate continued weakness in the dollar in view of the U.S. trade, budget and savings deficits. This also implies the likelihood of higher interest rate levels and relatively low returns for bonds. We are evaluating high yield bonds in particular for possible underweighting in view of credit spreads that are at historical lows.

   We see nothing to prevent solid U.S. stock market performance over the second half of the fiscal period. In view of our outlook for the dollar, however, we are evaluating overseas markets for a possible overweighting as valuations permit. We anticipate further softening in the real estate sector, and will be closely watching for any impact that may have on the broader economy.

   Going forward, we will continue to monitor economic indicators and interest rates to evaluate whether we need to adjust the views underlying our allocations.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 1/31/07                                 (continued)
--------------------------------------------------------------------------------

Each portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in any portfolio, you should consider all the risks associated with it.

Please see the Portfolio Reviews beginning on page 15 for information on specific weightings and performance for each of the four portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2006 through January 31, 2007.

Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/06                         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Ending Account Value
On 1/31/07                        $1,063.80      $1,059.40      $1,058.60      $1,061.10
Expenses Paid During Period*      $    7.65      $   12.30      $   12.30      $    9.20

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.47%, 2.37%, 2.37% and 1.77% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/07                             (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2006 through January 31, 2007.

Share Class                   A            B            C            Y
---------------------------------------------------------------------------
Beginning Account Value
On 8/1/06                  $1,000.00    $1,000.00    $1,000.00    $1,000.00
Ending Account Value
On 1/31/07                 $1,017.80    $1,013.26    $1,013.26    $1,016.28
Expenses Paid During
Period*                    $    7.48    $   12.03    $   12.03    $    9.00

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.47%, 2.37%, 2.37% and 1.77% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 1, 2006 through January 31, 2007.

Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/06                         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Ending Account Value
On 1/31/07                        $1,097.90      $1,093.70      $1,093.80      $1,100.10
Expenses Paid During Period*      $    7.35      $   11.82      $   11.40      $    5.61

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.39%, 2.24%, 2.16% and 1.06%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/07                             (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2006 through January 31, 2007.

Share Class                   A            B            C            Y
---------------------------------------------------------------------------
Beginning Account Value
On 8/1/06                  $1,000.00    $1,000.00    $1,000.00    $1,000.00
Ending Account Value
On 1/31/07                 $1,018.20    $1,013.91    $1,014.32    $1,019.86
Expenses Paid During
Period*                    $    7.07    $   11.37    $   10.97    $    5.40

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.39%, 2.24%, 2.16% and 1.06%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 1, 2006 through January 31, 2007.

Share Class                            A              B              C              Y
----------------------------------------------------------------------------------------
 Beginning Account Value
 On 8/1/06                         $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Ending Account Value
 On 1/31/07                        $1,114.00      $1,108.60      $1,109.30      $1,115.70
 Expenses Paid During Period*      $    7.99      $   12.54      $   11.86      $    6.19

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.50%, 2.36%, 2.23% and 1.16%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/07                             (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2006 through January 31, 2007.

Share Class                    A            B            C            Y
---------------------------------------------------------------------------
Beginning Account Value
On 8/1/06                  $1,000.00    $1,000.00    $1,000.00    $1,000.00
Ending Account Value
On 1/31/07                 $1,017.64    $1,013.31    $1,013.96    $1,019.36
Expenses Paid During
Period*                    $    7.63    $   11.98    $   11.32    $    5.90

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.50%, 2.36%, 2.23% and 1.16%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2006 through January 31, 2007.

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/06                         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Ending Account Value
On 1/31/07                        $1,129.60      $1,125.10      $1,126.00      $1,133.20
Expenses Paid During Period*      $    8.86      $   13.34      $   12.70      $    6.72

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.65%, 2.49%, 2.37% and 1.25%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/07                             (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2006 through January 31, 2007.

Share Class                    A            B            C            Y
---------------------------------------------------------------------------
Beginning Account Value
On 8/1/06                  $1,000.00    $1,000.00    $1,000.00    $1,000.00
Ending Account Value
On 1/31/07                 $1,016.89    $1,012.65    $1,013.26    $1,018.90
Expenses Paid During
Period*                    $    8.39    $   12.63    $   12.03    $    6.36

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.65%, 2.49%, 2.37% and 1.25%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 1/31/07
--------------------------------------------------------------------------------

Conservative Allocation

The Fund's total return for the semiannual period ended January 31, 2007, was 6.38% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the period. Within the equity portion of the Fund, Pioneer Research Fund was the largest holding at 7.88% of assets on January 31, 2007. Pioneer International Equity Fund was the next largest equity holding at 7.86% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term bond fund, Pioneer Short Term Income Fund, at 26.88%, followed by Pioneer Bond Fund at 17.95% of assets.

Moderate Allocation
The Fund's total return for the semiannual period ended January 31, 2007, was 9.79% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 60% equities, 40% fixed income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 12.35% of assets on January 31, 2007. Pioneer Oak Ridge Large Cap Growth Fund was the next largest equity holding at 11.36% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term bond fund, Pioneer Short Term Income Fund, at 18.43%, followed by Pioneer Bond Fund at 9.20% of assets.

Growth Allocation
The Fund's total return for the semiannual period ended January 31, 2007, was 11.40% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 75% equities, 25% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 14.90% of assets on January 31, 2007. The largest domestic equity allocation was to Pioneer Research Fund at 11.94% of assets followed by Pioneer Oak Ridge Large Cap Growth Fund at 11.20% of assets.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 1/31/07                                           (continued)
--------------------------------------------------------------------------------

Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term bond fund, Pioneer Short Term Income Fund, at 11.88% of assets, while a longer-term bond fund, Pioneer Bond Fund represented 7.91% of assets.

Aggressive Allocation
The Fund's total return for the semiannual period ended January 31, 2007, was 12.96% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 90% equities, 10% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 19.96% of assets on January 31, 2007. On the domestic side, Pioneer Research Fund at 15.00% of assets and Pioneer Oak Ridge Large Cap Growth Fund at 13.00% of assets were the largest holdings. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller cap counterparts. The fixed-income portion of the Fund was invested in a long-term bond fund, Pioneer Bond Fund, at 5.98% of assets, while Pioneer Short Term Income Fund represented 2.98% of assets.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

     Class   1/31/07   7/31/06
    ------- --------- --------
       A     $11.01    $10.56
       B     $10.88    $10.44
       C     $10.87    $10.44
       Y     $11.01    $10.57

Moderate Allocation Fund

     Class   1/31/07   7/31/06
    ------- --------- --------
       A     $12.19    $11.39
       B     $11.72    $10.92
       C     $11.62    $10.85
       Y     $12.22    $11.43

Growth Allocation Fund

     Class   1/31/07   7/31/06
    ------- --------- --------
       A     $13.08    $12.04
       B     $11.87    $10.93
       C     $12.58    $11.58
       Y     $13.16    $12.13

Aggressive Allocation Fund

     Class   1/31/07   7/31/06
    ------- --------- --------
       A     $13.78    $12.39
       B     $13.20    $11.84
       C     $13.37    $12.00
       Y     $13.80    $12.41

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS                                            (continued)
--------------------------------------------------------------------------------

Distributions Per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

                     8/1/06 - 1/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.1923         $ -            $0.0191
   B      $0.1601         $ -            $0.0191
   C      $0.1613         $ -            $0.0191
   Y      $0.1858         $ -            $0.0191

Moderate Allocation Fund

                     8/1/06 - 1/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.2777        $0.0038         $0.0297
   B      $0.1865        $0.0038         $0.0297
   C      $0.2111        $0.0038         $0.0297
   Y      $0.3159        $0.0038         $0.0297

Growth Allocation Fund

                     8/1/06 - 1/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.2283         $ -            $0.1000
   B      $0.1442         $ -            $0.1000
   C      $0.1623         $ -            $0.1000
   Y      $0.2678         $ -            $0.1000

Aggressive Allocation Fund

                     8/1/06 - 1/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.1561         $ -            $0.0567
   B      $0.0629         $ -            $0.0567
   C      $0.0826         $ -            $0.0567
   Y      $0.2025         $ -            $0.0567

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/07
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income                                      70%
Equity                                            30%

Short Term Bond                                   27.00%
--------------------------------------------------------
Domestic Corporate Bonds                          17.00
--------------------------------------------------------
Cash & Cash Equivalents                           13.00
--------------------------------------------------------
High-Yield Corporate Bonds                        13.00
--------------------------------------------------------
Large-Cap Growth                                  9.00
--------------------------------------------------------
Large-Cap Value                                   9.00
--------------------------------------------------------
International Equities                            8.00
--------------------------------------------------------
Mid/Small Cap Value                               2.00
--------------------------------------------------------
Mid/Small Cap Growth                              2.00
--------------------------------------------------------
Real Estate Investment Trusts (REITs)             0.00
--------------------------------------------------------
Emerging Market                                   0.00
--------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                     International Stocks
------------------------------------------      -------------------------------------
Pioneer Research                     7.88%      Pioneer International Equity    7.86%
------------------------------------------      -------------------------------------
Pioneer Oak Ridge Large Cap Growth   6.76       Bonds
------------------------------------------      -------------------------------------
Pioneer Fund                         5.65       Pioneer Short Term Income       26.88
------------------------------------------      -------------------------------------
Pioneer Cullen Value                 3.37       Pioneer Bond                    17.95
------------------------------------------      -------------------------------------
Pioneer Small Cap Value              1.13       Pioneer High Yield              11.29
------------------------------------------      -------------------------------------
Pioneer Value                        1.13       Pioneer Government Income       4.49
------------------------------------------      -------------------------------------
Pioneer Mid Cap Growth               1.12       Pioneer Strategic Income        4.49
------------------------------------------      -------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
Life-of-Class
(5/12/05)                       7.35%          3.73%
1 Year                          6.48           0.38
---------------------------------------------------------
 Expense Ratio
 (As of 12/1/06)
                                Gross           Net
                                2.83%          1.49%
---------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
           Conservative          500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
5/05         10,000                10,000               9,425
1/06         10,047                10,872               9,900
1/07         10,477                12,448              10,542

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(5/12/05)                       6.45%          4.22%
1 Year                          5.54           1.54
---------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                3.79%          2.39%
---------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
           Conservative          500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
5/05         10,000               10,000              10,000
1/06         10,047               10,872              10,448
1/07         10,477               12,448              10,627

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
   (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(5/12/05)                       6.40%          6.40%
1 Year                          5.66           5.66
--------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                3.51%          2.39%
--------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
           Conservative          500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
5/05         10,000               10,000              10,000
1/06         10,047               10,872              10,439
1/07         10,477               12,448              11,029

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If         If
Period                           Held         Redeemed
Life-of-Class
(5/12/05)                       7.32%          7.32%
1 Year                          6.22           6.22
------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross          Net
                                2.90%           2.90%
------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
           Conservative          500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
5/05         10,000               10,000              10,000
1/06         10,528               10,872              10,047
1/07         11,182               12,448              10,477

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/07
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                          60%
Fixed Income                                    40%

Short Term Bond                              17.00%
---------------------------------------------------
Large-Cap Growth                             15.50
---------------------------------------------------
Large-Cap Value                              15.50
---------------------------------------------------
International Equities                       12.00
---------------------------------------------------
Domestic Corporate Bonds                     9.00
---------------------------------------------------
High-Yield Corporate Bonds                   8.00
---------------------------------------------------
Mid/Small Cap Value                          6.00
---------------------------------------------------
Cash & Cash Equivalents                      6.00
---------------------------------------------------
Mid/Small Cap Growth                         6.00
---------------------------------------------------
Real Estate Investment Trusts (REITs)        3.00
---------------------------------------------------
Emerging Market                              2.00
---------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
-------------------------------------------   -------------------------------------
Pioneer Oak Ridge Large Cap Growth   11.36%   Pioneer International Equity   12.35%
-------------------------------------------   -------------------------------------
Pioneer Research                     10.31    Pioneer Emerging Markets       2.06
-------------------------------------------   -------------------------------------
Pioneer Fund                         9.35     Bonds
-------------------------------------------   -------------------------------------
Pioneer Cullen Value                 4.11     Pioneer Short Term Income      18.43
-------------------------------------------   -------------------------------------
Pioneer Real Estate                  3.20     Pioneer Bond                   9.20
-------------------------------------------   -------------------------------------
Pioneer Value                        3.09     Pioneer High Yield             6.22
-------------------------------------------   -------------------------------------
Pioneer Mid Cap Growth               2.07     Pioneer Government Income      3.07
-------------------------------------------   -------------------------------------
Pioneer Small Cap Value              2.07
-------------------------------------------
Pioneer Growth Opportunities         2.07
-------------------------------------------
Pioneer Mid Cap Value                1.04
-------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

-------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
Life-of-Class
(8/9/04)                       11.79%          9.15%
1 Year                          9.03           2.76
-------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                1.42%          1.42%
-------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
             Moderate            500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000               9,425
1/05         10,186               10,772              10,077
1/06         10,369               11,890              11,175
1/07         10,814               13,613              12,183

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

-------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(8/9/04)                        9.50%          8.44%
1 Year                          8.08           4.08
-------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross            Net
                                2.30%          2.30%
-------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
             Moderate            500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         10,186               10,772              10,519
1/06         10,369               11,890              11,553
1/07         10,814               13,613              12,186

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
   (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
 Life-of-Class
 (8/9/04)                       9.22%          9.22%
 1 Year                         8.18           8.18
---------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                2.21%          2.21%
---------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
             Moderate            500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         10,186               10,772              10,653
1/06         10,369               11,890              11,701
1/07         10,814               13,613              12,658

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
 Life-of-Class
 (8/9/04)                      12.09%         12.09%
 1 Year                         9.43           9.43
--------------------------------------------------------
 Expense Ratio
 (As of 12/1/06)
                                Gross           Net
                                2.90%          2.90%
--------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
             Moderate            500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         10,186               10,772              10,690
1/06         10,369               11,890              11,888
1/07         10,814               13,613              13,010

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/07
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                          75%
Fixed Income                                    25%

Large-Cap Value                              17.50%
---------------------------------------------------
Large-Cap Growth                             16.50
---------------------------------------------------
International Equities                       16.00
---------------------------------------------------
Short Term Bond                              12.50
---------------------------------------------------
Mid/Small Cap Growth                         8.50
---------------------------------------------------
Mid/Small Cap Value                          8.50
---------------------------------------------------
Domestic Corporate Bonds                     7.50
---------------------------------------------------
High-Yield Corporate Bonds                   5.00
---------------------------------------------------
Emerging Market                              4.00
---------------------------------------------------
Real Estate Investment Trusts (REITs)        4.00
---------------------------------------------------
Cash & Cash Equivalents                      0.00
---------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
-------------------------------------------   -------------------------------------
Pioneer Research                     11.94%   Pioneer International Equity   14.90%
-------------------------------------------   -------------------------------------
Pioneer Oak Ridge Large Cap Growth   11.20    Pioneer Emerging Markets       4.03
-------------------------------------------   -------------------------------------
Pioneer Fund                         9.99     Bonds
-------------------------------------------   -------------------------------------
Pioneer Cullen Value                 4.96     Pioneer Short Term Income      11.88
-------------------------------------------   -------------------------------------
Pioneer Real Estate                  4.21     Pioneer Bond                   7.91
-------------------------------------------   -------------------------------------
Pioneer Value                        3.98     Pioneer High Yield             3.01
-------------------------------------------   -------------------------------------
Pioneer Mid Cap Growth               3.97     Pioneer Government Income      1.01
-------------------------------------------   -------------------------------------
Pioneer Growth Opportunities         3.01
-------------------------------------------
Pioneer Small Cap Value              2.00
-------------------------------------------
Pioneer Mid Cap Value                2.00
-------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
Life-of-Class
(8/9/04)                       14.43%         11.73%
1 Year                         10.21           3.90
--------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                1.57%          1.57%
--------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
             Growth             500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000               9,425
1/05         10,186               10,772              10,267
1/06         10,369               11,890              11,702
1/07         10,814               13,613              12,897

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(8/9/04)                        9.72%          8.66%
1 Year                          9.26           5.26
--------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                2.45%          2.40%
--------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
             Growth             500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         10,186               10,772              10,467
1/06         10,369               11,890              11,827
1/07         10,814               13,613              12,623

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
   (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(8/9/04)                       12.20%         12.20%
1 Year                          9.42           9.42
-----------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                2.29%          2.29%
-----------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
             Growth             500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         10,186               10,772              10,709
1/06         10,369               11,890              12,098
1/07         10,814               13,613              13,238

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

----------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(8/9/04)                       14.90%         14.90%
1 Year                         10.93          10.93
----------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                1.15%          1.15%
----------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
             Growth             500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         10,186               10,772              10,890
1/06         10,369               11,890              12,458
1/07         10,814               13,613              13,820

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/07
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                          90%
Fixed Income                                    10%

International Equities                       21.00%
---------------------------------------------------
Large-Cap Growth                             19.00
---------------------------------------------------
Large-Cap Value                              19.00
---------------------------------------------------
Mid/Small Cap Growth                         10.50
---------------------------------------------------
Mid/Small Cap Value                          10.50
---------------------------------------------------
Domestic Corporate Bonds                     7.00
---------------------------------------------------
Emerging Market                              5.00
---------------------------------------------------
Real Estate Investment Trusts (REITs)        5.00
---------------------------------------------------
Short Term Bond                              3.00
---------------------------------------------------
High-Yield Corporate Bonds                   0.00
---------------------------------------------------
Cash & Cash Equivalents                      0.00
---------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
-------------------------------------------   -------------------------------------
Pioneer Oak Ridge Large Cap Growth   13.00%   Pioneer International Equity   19.96%
-------------------------------------------   -------------------------------------
Pioneer Research                     15.00    Pioneer Emerging Markets       4.99
-------------------------------------------   -------------------------------------
Pioneer Fund                         11.04    Bonds
-------------------------------------------   -------------------------------------
Pioneer Cullen Value                 5.99     Pioneer Bond                   5.98
-------------------------------------------   -------------------------------------
Pioneer Real Estate                  5.03     Pioneer Short Term Income      2.98
-------------------------------------------   -------------------------------------
Pioneer Mid Cap Growth               4.00
-------------------------------------------
Pioneer Value                        4.00
-------------------------------------------
Pioneer Growth Opportunities         3.01
-------------------------------------------
Pioneer Small Cap Value              3.01
-------------------------------------------
Pioneer Mid Cap Value                2.01
-------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
Life-of-Class
(8/9/04)                       16.92%         14.16%
1 Year                         11.35           4.92
-----------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                1.72%          1.72%
-----------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
           Aggressive            500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000               9,425
1/05         10,186               10,772              10,436
1/06         10,369               11,890              12,163
1/07         10,814               13,613              13,543

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(8/9/04)                       14.55%         13.55%
1 Year                         10.37           6.37
--------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                2.59%          2.54%
--------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
           Aggressive            500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         10,962               10,772              10,186
1/06         12,676               11,890              10,369
1/07         13,690               13,613              10,814

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
   (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(8/9/04)                       15.17%         15.17%
1 Year                         10.57          10.57
--------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                2.46%          2.46%
--------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
           Aggressive            500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         10,841               10,772              10,186
1/06         12,525               11,890              10,369
1/07         13,848               13,613              10,814

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The net expenses ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

-------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2007)
                                  If             If
Period                           Held         Redeemed
Life-of-Class
(8/9/04)                       17.19%         17.19%
1 Year                         11.53          11.53
-------------------------------------------------------
Expense Ratio
(As of 12/1/06)
                                Gross           Net
                                1.27%          1.27%
-------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

         Pioneer Ibbotson     Standard & Poor's   Lehman Brothers
           Aggressive            500 Stock         Aggregate Bond
         Allocation Fund           Index               Index
8/04         10,000               10,000              10,000
1/05         11,077               10,772              10,186
1/06         12,964               11,890              10,369
1/07         14,459               13,613              10,814

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/07 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                                 Value
              MUTUAL FUNDS - 89.5%
              PIONEER FUNDS - 89.5%
  594,615     Pioneer Bond Fund Class Y                                      $ 5,345,588
   49,439     Pioneer Cullen Value Fund Class Y                                1,004,603
   34,109     Pioneer Fund Class Y                                             1,682,572
  143,509     Pioneer Government Income Fund Class Y                           1,336,065
  304,845     Pioneer High Yield Fund Class Y                                  3,362,440
   89,114     Pioneer International Equity Fund Class Y                        2,341,923
   21,179     Pioneer Mid Cap Growth Fund Class Y                                334,629
  141,672     Pioneer Oak Ridge Large Cap Growth Fund Class Y                  2,013,155
  204,835     Pioneer Research Fund Class Y                                    2,347,414
  819,215     Pioneer Short Term Income Fund Class Y                           8,003,727
   10,176     Pioneer Small Cap Value Fund Class Y                               336,920
  128,394     Pioneer Strategic Income Fund Class Y                            1,336,583
   19,489     Pioneer Value Fund Class Y                                         335,022
                                                                             -----------
              TOTAL INVESTMENTS IN SECURITIES - 89.5%
              (Cost $29,186,272) (a)                                         $29,780,641
                                                                             -----------
              OTHER ASSETS AND LIABILITIES - 10.5%                           $ 3,481,221
                                                                             -----------
              TOTAL NET ASSETS - 100.0%                                      $33,261,862
                                                                             ===========

(a) At January 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $29,186,272 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                               $647,861

    Aggregate gross unrealized loss for
    all investments in which there is an excess of tax cost over value           (53,492)
                                                                                --------
    Net unrealized gain                                                         $594,369
                                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2007 aggregated $14,902,427 and $666,977, respectively.

 The accompanying notes are an integral part of these financial statements.   39

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/07 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                          Value
              MUTUAL FUNDS - 97.7%
              PIONEER FUNDS - 97.7%
2,911,453     Pioneer Bond Fund Class Y                                     $ 26,173,966
  575,722     Pioneer Cullen Value Fund Class Y                               11,698,674
  182,771     Pioneer Emerging Markets Fund Class Y                            5,852,322
  539,131     Pioneer Fund Class Y                                            26,595,346
  936,759     Pioneer Government Income Fund Class Y                           8,721,227
  200,093     Pioneer Growth Opportunities Fund Class Y                        5,900,733
1,604,635     Pioneer High Yield Fund Class Y                                 17,699,126
1,336,723     Pioneer International Equity Fund Class Y                       35,129,093
  371,788     Pioneer Mid Cap Growth Fund Class Y                              5,874,257
  121,786     Pioneer Mid Cap Value Fund Class Y                               2,953,316
2,275,345     Pioneer Oak Ridge Large Cap Growth Fund Class Y                 32,332,658
  253,419     Pioneer Real Estate Shares Fund Class Y                          9,115,477
2,560,534     Pioneer Research Fund Class Y                                   29,343,721
5,367,968     Pioneer Short Term Income Fund Class Y                          52,445,048
  178,005     Pioneer Small Cap Value Fund Class Y                             5,893,756
  511,653     Pioneer Value Fund Class Y                                       8,795,310
                                                                            ------------
              TOTAL INVESTMENTS IN SECURITIES - 97.7%
              (Cost $258,944,506) (a)                                       $284,524,030
                                                                            ------------
              OTHER ASSETS AND LIABILITIES - 2.3%                           $  6,705,939
                                                                            ------------
              TOTAL NET ASSETS - 100.0%                                     $291,229,969
                                                                            ============

(a) At January 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $258,944,506 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                            $27,270,162

    Aggregate gross unrealized loss
    for all investments in which there is an excess of tax cost over value    (1,690,638)
                                                                             -----------
    Net unrealized gain                                                      $25,579,524
                                                                             -----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2007 aggregated $39,717,800 and $21,002,613, respectively.

40  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                    Value
              MUTUAL FUNDS - 100.3%
              PIONEER FUNDS - 100.3%
2,364,407     Pioneer Bond Fund Class Y                            $ 21,256,019
  656,122     Pioneer Cullen Value Fund Class Y                      13,332,396
  337,647     Pioneer Emerging Markets Fund Class Y                  10,811,472
  544,296     Pioneer Fund Class Y                                   26,850,139
  291,666     Pioneer Government Income Fund Class Y                  2,715,413
  273,940     Pioneer Growth Opportunities Fund Class Y               8,078,497
  733,000     Pioneer High Yield Fund Class Y                         8,084,989
1,523,610     Pioneer International Equity Fund Class Y              40,040,465
  675,633     Pioneer Mid Cap Growth Fund Class Y                    10,675,002
  221,706     Pioneer Mid Cap Value Fund Class Y                      5,376,362
2,116,553     Pioneer Oak Ridge Large Cap Growth Fund Class Y        30,076,220
  314,694     Pioneer Real Estate Shares Fund Class Y                11,319,541
2,799,768     Pioneer Research Fund Class Y                          32,085,337
3,265,519     Pioneer Short Term Income Fund Class Y                 31,904,123
  162,125     Pioneer Small Cap Value Fund Class Y                    5,367,947
  621,960     Pioneer Value Fund Class Y                             10,691,487
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.3%
              (Cost $243,461,823) (a)                              $268,665,409
                                                                   ------------
              OTHER ASSETS AND LIABILITIES - (0.3%)                $    (786,462)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $267,878,947
                                                                   =============

(a) At January 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $243,461,823 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                                $25,971,580

    Aggregate gross unrealized loss
    for all investments in which there is an excess of tax cost over value          (767,994)
                                                                                 -----------
    Net unrealized gain                                                          $25,203,586
                                                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2007 aggregated $48,354,926 and $8,198,512, respectively.


The accompanying notes are an integral part of these financial statements.   41

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                    Value
              MUTUAL FUNDS - 100.6%
              PIONEER FUNDS - 100.6%
1,121,643     Pioneer Bond Fund Class Y                            $ 10,083,570
  497,321     Pioneer Cullen Value Fund Class Y                      10,105,572
  263,051     Pioneer Emerging Markets Fund Class Y                   8,422,878
  377,794     Pioneer Fund Class Y                                   18,636,565
  172,444     Pioneer Growth Opportunities Fund Class Y               5,085,368
1,281,906     Pioneer International Equity Fund Class Y              33,688,497
  426,649     Pioneer Mid Cap Growth Fund Class Y                     6,741,053
  139,453     Pioneer Mid Cap Value Fund Class Y                      3,381,746
1,544,816     Pioneer Oak Ridge Large Cap Growth Fund Class Y        21,951,836
  235,804     Pioneer Real Estate Shares Fund Class Y                 8,481,868
2,209,422     Pioneer Research Fund Class Y                          25,319,977
  515,127     Pioneer Short Term Income Fund Class Y                  5,032,796
  153,359     Pioneer Small Cap Value Fund Class Y                    5,077,711
  392,568     Pioneer Value Fund Class Y                              6,748,242
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.6%
              (Cost $148,012,343) (a)                              $168,757,679
                                                                   ------------
              OTHER ASSETS AND LIABILITIES - (0.6%)                $    (924,553)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $167,833,126
                                                                   =============

(a) At January 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $148,012,343 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                                $20,852,865

    Aggregate gross unrealized loss
    for all investments in which there is an excess of tax cost over value          (107,529)
                                                                                 -----------
    Net unrealized gain                                                          $20,745,336
                                                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2007 aggregated $30,526,363 and $8,566,765, respectively.


42 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 1/31/07 (unaudited)
--------------------------------------------------------------------------------

                                                 Conservative      Moderate          Growth         Aggressive
                                                  Allocation      Allocation       Allocation       Allocation
                                                     Fund            Fund             Fund             Fund
ASSETS:
 Investments in securities of affiliated
   issuers, at value (at cost
   $29,186,272, $258,944,506,
   $243,461,823 and
   $148,012,343, respectively)                  $ 29,780,641    $ 284,524,030    $ 268,665,409    $ 168,757,679
 Cash                                              3,604,592        7,175,942                -                -
 Receivables for:
   Investment Funds sold                              26,099          540,529                -          166,030
   Capital stock sold                                 91,157          335,944          656,946          191,197
   Due from Pioneer Investment
    Management, Inc.                                   4,118           19,325            5,639            8,738
   Other assets                                       14,594           28,903           37,614           28,310
                                                ------------    -------------    -------------    -------------
    Total assets                                $ 33,521,201    $ 292,624,673    $ 269,365,608    $ 169,151,954
                                                ------------    -------------    -------------    -------------
LIABILITIES:
 Payables for:
   Due to Custodian                             $          -    $           -    $     412,273    $     427,077
   Funds purchased                                    67,216                -          563,054          246,498
   Capital stock redeemed                            127,695        1,136,739          289,773          434,729
 Due to affiliates                                    17,933          162,193          173,201           92,766
 Accrued expenses and other
   liabilities                                        46,495           95,772           48,360          117,758
                                                ------------    -------------    -------------    -------------
    Total liabilities                           $    259,339    $   1,394,704    $   1,486,661    $   1,318,828
                                                ------------    -------------    -------------    -------------
NET ASSETS:
 Paid-in capital                                $ 32,302,105    $ 259,966,388    $ 235,553,372    $ 143,637,267
 Distributions in excess of net
   investment income                                 (44,306)      (1,401,126)      (1,859,040)        (936,697)
 Accumulated net realized gain on
   investments                                       409,694        7,085,183        8,981,029        4,387,220
 Net unrealized gain on investments                  594,369       25,579,524       25,203,586       20,745,336
                                                ------------    -------------    -------------    -------------
    Total net assets                            $ 33,261,862    $ 291,229,969    $ 267,878,947    $ 167,833,126
                                                ============    =============    =============    =============
NET ASSET VALUE PER SHARE:
 (No par value, unlimited number of
 shares authorized)
   Net Assets of Class A shares                 $ 22,052,373    $ 163,387,155    $ 147,393,799    $ 107,527,789
   Net Assets of Class B shares                 $  3,727,869    $  61,001,588    $  73,434,462    $  36,242,158
   Net Assets of Class C shares                 $  7,471,211    $  40,143,415    $  44,257,690    $  20,194,431
   Net Assets of Class Y shares                 $     10,409    $  26,697,811    $   2,792,996    $   3,868,748
                                                ============    =============    =============    =============
   Class A Shares outstanding                      2,003,685       13,402,934       11,266,604        7,804,375
   Class B Shares outstanding                        342,756        5,205,565        6,185,354        2,745,717
   Class C Shares outstanding                        687,553        3,453,850        3,517,843        1,510,105
   Class Y Shares outstanding                            945        2,184,234          212,217          280,337
                                                ============    =============    =============    =============
   Net Asset Value - Class A share              $      11.01    $       12.19    $       13.08    $       13.78
   Net Asset Value - Class B share              $      10.88    $       11.72    $       11.87    $       13.20
   Net Asset Value - Class C share              $      10.87    $       11.62    $       12.58    $       13.37
   Net Asset Value - Class Y share              $      11.01    $       12.22    $       13.16    $       13.80
                                                ============    =============    =============    =============
MAXIMUM OFFERING PRICE:
 Class A (100 [divided by] 94.25 x net asset
   value per share)                             $      11.68    $       12.93    $       13.88    $       14.62
                                                ============    =============    =============    =============


The accompanying notes are an integral part of these financial statements.   43

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/07

                                            Conservative    Moderate        Growth       Aggressive
                                             Allocation    Allocation     Allocation     Allocation
                                                Fund          Fund           Fund           Fund
INVESTMENT INCOME:
 Dividend income from securities
   of affiliated issuers                    $  393,156    $ 3,450,438    $ 2,645,395    $ 1,339,810
 Interest                                       69,380        254,288          1,735            343
                                            ----------    -----------    -----------    -----------
   Total investment income                  $  462,536    $ 3,704,726    $ 2,647,130    $ 1,340,153
                                            ----------    -----------    -----------    -----------
EXPENSES:
 Management fees                            $   16,058    $   183,534    $   157,241    $    99,922
 Transfer agent fees and expenses
   Class A                                       5,454         81,599        116,778        103,734
   Class B                                       3,842         62,006         99,659         55,723
   Class C                                       2,827         20,958         28,460         16,241
   Class Y                                          13          2,444          1,084          1,444
 Distribution fees
   Class A                                      18,049        198,594        164,934        121,163
   Class B                                      16,622        295,665        340,166        168,765
   Class C                                      33,803        180,184        194,881         88,799
 Administrative reimbursements                  11,646         50,873         46,096         38,118
 Custodian fees                                  8,718         66,214         55,382         43,357
 Registration fees                              28,959         43,771         40,612         35,837
 Professional fees                              21,807         26,338         24,523         24,329
 Printing expense                                7,335         18,974         11,865         14,450
 Fees and expenses of nonaffiliated
   trustees                                      2,727          3,616          3,790          3,448
 Insurance expense                                  94          1,702          1,325            846
 Miscellaneous                                   1,125          1,512          1,411          1,512
                                            ==========    ===========    ===========    ============
   Total expenses                           $  179,079    $ 1,237,984    $ 1,288,207    $   817,688
   Less management fees waived and
    expenses reimbursed by Pioneer
    Investment Management, Inc.                (36,729)             -              -         (2,721)
   Less fees paid indirectly                      (603)        (7,000)       (11,077)        (7,745)
                                            ----------    -----------    -----------    -----------
   Net expenses                             $  141,747    $ 1,230,984    $ 1,277,130    $   807,222
                                            ----------    -----------    -----------    -----------
    Net investment income                   $  320,789    $ 2,473,742    $ 1,370,000    $   532,931
                                            ----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments    $  (11,495)   $   121,696    $  (157,986)   $   (19,631)
 Realized gain distributions from
   investment company shares                   449,214      8,871,123      9,796,499      7,145,723
 Change in net unrealized gain (loss)
   on investments                              609,169     14,363,000     14,276,567     10,624,999
                                            ----------    -----------    -----------    -----------
 Net gain on investments                    $1,046,888    $23,355,819    $23,915,080    $17,751,091
                                            ==========    ===========    ===========    ===========
 Net increase in net assets resulting
   from operations                          $1,367,677    $25,829,561    $25,285,080    $18,284,022
                                            ==========    ===========    ===========    ===========


44 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/07 and the Year Ended 7/31/06

                                        Conservative Allocation Fund        Moderate Allocation Fund
                                      --------------------------------- --------------------------------
                                         Six Months          Year          Six Months          Year
                                           Ended            Ended             Ended           Ended
                                          1/31/07          7/31/06           1/31/07         7/31/06
                                        (unaudited)                        (unaudited)
FROM OPERATIONS:
Net investment income                  $    320,789     $   176,494      $   2,473,742    $   2,661,929
Net realized gain on investments            437,719          41,436          8,992,819        9,459,032
Change in net unrealized gain (loss)
  on investments                            609,169         (36,031)        14,363,000       (1,460,980)
                                       ------------     ------------     -------------    -------------
Net increase in net assets resulting
  from operations                      $  1,367,677     $   181,899      $  25,829,561    $  10,659,981
                                       ------------     ------------     -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A                             $   (352,800)    $   (22,489)     $  (3,595,361)   $    (695,194)
   Class B                                  (51,337)         (9,129)          (965,092)        (142,133)
   Class C                                 (109,847)        (10,659)          (710,890)         (31,961)
   Class Y                                     (176)               (6)        (686,855)        (334,603)
 Net realized gain on investments
   Class A                                  (35,042)         (3,055)          (433,722)      (2,636,349)
   Class B                                   (6,124)         (1,240)          (173,354)      (1,086,431)
   Class C                                  (13,007)         (1,448)          (112,813)        (524,670)
   Class Y                                      (18)               (1)         (72,839)      (1,057,414)
                                       ------------     --------------   -------------    -------------
   Total distributions
    to shareowners                     $   (568,351)    $   (48,027)     $  (6,750,926)   $  (6,508,755)
                                       ------------     -------------    -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares       $ 17,604,585     $17,709,197      $  40,879,078    $ 113,368,592
Reinvestment of distributions               470,891          35,314          6,044,028        5,879,935
Cost of shares repurchased               (2,491,119)     (2,777,184)       (38,527,317)     (73,049,619)
Shares issued in reorganization                   -               -                  -      155,508,777
                                       ------------     -------------    -------------    -------------
 Net increase in net assets
   resulting from Fund share
   transactions                        $ 15,584,357     $14,967,327      $   8,395,789    $ 201,707,685
                                       ------------     -------------    -------------    -------------
 Net increase in net assets            $ 16,383,683     $15,101,199      $  27,474,424    $ 205,858,911
NET ASSETS:
Beginning of period                      16,878,179       1,776,980        263,755,545       57,896,634
                                       ------------     -------------    -------------    -------------
End of period                          $ 33,261,862     $16,878,179      $ 291,229,969    $ 263,755,545
                                       ============     ============     =============    =============
Undistributed (distributions in
  excess of) net investment
  income, end of period                $    (44,306)    $   149,065      $  (1,401,126)   $   2,083,330
                                       =============    ============     ==============   =============


The accompanying notes are an integral part of these financial statements.   45

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/07 and the Year Ended 7/31/06

                                           Growth Allocation Fund          Aggressive Allocation Fund
                                      --------------------------------- ---------------------------------
                                         Six Months          Year          Six Months          Year
                                            Ended            Ended            Ended            Ended
                                           1/31/07          7/31/06          1/31/07          7/31/06
                                         (unaudited)                       (unaudited)
FROM OPERATIONS:
Net investment income (loss)           $   1,370,000    $     659,773    $     532,931    $    (134,073)
Net realized gain on investments           9,638,513        4,635,900        7,126,092        4,831,003
Change in net unrealized gain
  on investments                          14,276,567        3,158,797       10,624,999        1,495,849
                                       -------------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations                      $  25,285,080    $   8,454,470    $  18,284,022    $   6,192,779
                                       -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A                             $  (2,440,569)   $    (345,018)   $  (1,175,654)   $     (73,792)
   Class B                                  (862,255)         (82,794)        (170,484)               -
   Class C                                  (542,866)               -         (119,361)               -
   Class Y                                   (55,783)         (39,851)         (79,270)         (25,479)
 Net realized gain on investments
   Class A                                (1,069,019)        (902,786)        (427,031)      (1,223,951)
   Class B                                  (597,958)        (577,319)        (153,679)        (567,882)
   Class C                                  (334,483)        (261,229)         (81,935)        (231,664)
   Class Y                                   (20,830)         (80,074)         (22,196)        (243,638)
                                       -------------    -------------    -------------    -------------
   Total distributions
    to shareowners                     $  (5,923,763)   $  (2,289,071)   $  (2,229,610)   $  (2,366,406)
                                       -------------    -------------    -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares       $  51,856,945    $ 118,122,801    $  30,670,029    $  75,239,813
Reinvestment of distributions              5,541,108        2,099,209        2,097,785        2,169,818
Cost of shares repurchased               (22,797,289)     (36,958,781)     (16,276,848)     (30,943,807)
Shares issued in reorganization                    -       68,183,852                -       51,316,549
                                       -------------    -------------    -------------    -------------
 Net increase in net assets
   resulting from Fund share
   transactions                        $  34,600,764    $ 151,447,081    $  16,490,966    $  97,782,373
                                       -------------    -------------    -------------    -------------
 Net increase in net assets            $  53,962,081    $ 157,612,480    $  32,545,378    $ 101,608,746
NET ASSETS:
Beginning of period                      213,916,866       56,304,386      135,287,748       33,679,002
                                       -------------    -------------    -------------    -------------
End of period                          $ 267,878,947    $ 213,916,866    $ 167,833,126    $ 135,287,748
                                       =============    =============    =============    =============
Undistributed (distributions in
  excess of) net investment
  income, end of period                $  (1,859,040)   $     672,433    $    (936,697)   $      75,141
                                       =============    =============    =============    =============


46 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/07 and the Year Ended 7/31/06

                                                Conservative Allocation Fund
                                 ----------------------------------------------------------
                                   '07 Shares     '07 Amount    '06 Shares     '06 Amount
                                  (unaudited)    (unaudited)
CLASS A
 Shares sold                       1,243,227    $ 13,637,380      898,359    $  9,400,261
 Reinvestment of distributions        33,733         368,359        2,031          21,079
 Less shares repurchased            (110,458)     (1,211,444)    (148,457)     (1,557,446)
                                   ---------    ------------     --------    ------------
   Net increase                    1,166,502    $ 12,794,295      751,933    $  7,863,894
                                   =========    ============     ========    ============
CLASS B
 Shares sold                         108,407    $  1,165,216      286,529    $  2,974,458
 Reinvestment of distributions         4,693          50,688          835           8,620
 Less shares repurchased             (41,339)       (445,638)     (37,816)       (393,152)
                                   ---------    ------------     --------    ------------
   Net increase                       71,761    $    770,266      249,548    $  2,589,926
                                   =========    ============     ========    ============
CLASS C
 Shares sold                         262,042    $  2,801,989      510,972    $  5,324,478
 Reinvestment of distributions         4,805          51,844          544           5,615
 Less shares repurchased             (77,680)       (834,037)     (79,377)       (826,586)
                                   ---------    ------------     --------    ------------
   Net increase                      189,167    $  2,019,796      432,139    $  4,503,507
                                   =========    ============     ========    ============
CLASS Y
 Shares sold                               -    $          -          945    $     10,000
 Reinvestment of distributions             -               -            -               -
 Less shares repurchased                   -               -            -               -
                                   ---------    ------------     --------    ------------
   Net increase                            -    $          -          945    $     10,000
                                   =========    ============     ========    ============

                                                       Moderate Allocation Fund
                                   -----------------------------------------------------------------
                                      '07 Shares      '07 Amount       '06 Shares      '06 Amount
                                     (unaudited)      (unaudited)
CLASS A
 Shares sold                           2,078,224    $  24,771,091       6,405,638    $  72,857,111
 Reinvestment of distributions           314,311        3,781,163         269,424        3,009,471
 Less shares repurchased              (2,029,281)     (24,383,157)     (2,680,612)     (30,546,449)
 Shares issued in reorganization               -                -       6,095,571       68,142,545
                                      ----------    -------------      ----------    -------------
   Net increase                          363,254    $   4,169,097      10,090,021    $ 113,462,678
                                      ==========    =============      ==========    ==============
CLASS B
 Shares sold                             531,129    $   6,065,635       1,605,785    $  17,587,651
 Reinvestment of distributions            89,682        1,037,617         105,082        1,131,732
 Less shares repurchased                (456,245)      (5,223,116)       (664,314)      (7,283,351)
 Shares issued in reorganization               -                -       3,086,496       33,269,915
                                      ----------    -------------      ----------    -------------
   Net increase                          164,566    $   1,880,136       4,133,049    $  44,705,947
                                      ==========    =============      ==========    ==============
CLASS C
 Shares sold                             801,642    $   9,155,225       1,923,525    $  20,933,219
 Reinvestment of distributions            50,255          576,929          33,895          362,338
 Less shares repurchased                (385,156)      (4,351,503)       (395,765)      (4,288,391)
                                      ----------    -------------      ----------    -------------
   Net increase                          466,741    $   5,380,651       1,561,655    $  17,007,166
                                      ==========    =============      ==========    ==============
CLASS Y
 Shares sold                              73,357    $     887,127         174,727    $   1,990,611
 Reinvestment of distributions            53,758          648,319         123,333        1,376,394
 Less shares repurchased                (373,659)      (4,569,541)     (2,706,254)     (30,931,428)
 Shares issued in reorganization               -                -       4,838,972       54,096,317
                                      ----------    -------------      ----------    -------------
   Net increase (decrease)              (246,544)   $  (3,034,095)      2,430,778    $  26,531,894
                                      ==========    =============      ==========    ==============

The accompanying notes are an integral part of these financial statements.   47

Pioneer Ibbotson Asset Allocation Series
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued) For the Six Months Ended 1/31/07 and the Year Ended 7/31/06

                                                        Growth Allocation Fund
                                   -----------------------------------------------------------------
                                      '07 Shares      '07 Amount       '06 Shares      '06 Amount
                                     (unaudited)      (unaudited)
CLASS A
 Shares sold                           2,442,491    $  31,078,380       5,798,720    $  69,197,676
 Reinvestment of distributions           260,778        3,361,429          99,749        1,172,050
 Less shares repurchased              (1,084,871)     (13,713,046)     (1,538,171)     (18,428,645)
 Shares issued in reorganization               -                -       2,572,757       29,688,353
                                      ----------    -------------      ----------    -------------
   Net increase                        1,618,398    $  20,726,763       6,933,055    $  81,629,434
                                      ==========    =============      ==========    ==============
CLASS B
 Shares sold                             863,935    $   9,940,001       2,420,842    $  26,412,340
 Reinvestment of distributions           119,895        1,403,970          59,006          631,954
 Less shares repurchased                (416,065)      (4,780,457)       (750,314)      (8,164,423)
 Shares issued in reorganization               -                -       2,915,273       30,697,135
                                      ----------    -------------      ----------    -------------
   Net increase                          567,765    $   6,563,514       4,644,807    $  49,577,006
                                      ==========    =============      ==========    ==============
CLASS C
 Shares sold                             864,992    $  10,557,553       1,909,199    $  21,909,801
 Reinvestment of distributions            56,602          702,425          17,009          192,886
 Less shares repurchased                (281,850)      (3,427,674)       (387,946)      (4,507,506)
                                      ----------    -------------      ----------    -------------
   Net increase                          639,744    $   7,832,304       1,538,262    $  17,595,181
                                      ==========    =============      ==========    ==============
CLASS Y
 Shares sold                              21,793    $     281,011          51,290    $     602,984
 Reinvestment of distributions             5,650           73,284           8,708          102,319
 Less shares repurchased                 (68,086)        (876,112)       (482,918)      (5,858,207)
 Shares issued in reorganization               -                -         675,780        7,798,364
                                      ----------    -------------      ----------    -------------
   Net increase (decrease)               (40,643)   $    (521,817)        252,860    $   2,645,460
                                      ==========    =============      ==========    ==============

                                                     Aggressive Allocation Fund
                                   --------------------------------------------------------------
                                     '07 Shares     '07 Amount      '06 Shares      '06 Amount
                                    (unaudited)    (unaudited)
CLASS A
 Shares sold                         1,560,418    $ 20,603,202       4,278,800    $  52,739,788
 Reinvestment of distributions         113,085       1,533,432         100,587        1,213,082
 Less shares repurchased              (711,847)     (9,432,496)     (1,049,894)     (12,946,732)
 Shares issued in reorganization             -               -       1,763,269       20,930,973
                                     ---------    ------------      ----------    -------------
   Net increase                        961,656    $ 12,704,138       5,092,762    $  61,937,111
                                     =========    ============      ==========    ==============
CLASS B
 Shares sold                           350,077    $  4,393,302         958,460    $  11,426,790
 Reinvestment of distributions          23,644         307,367          44,921          520,186
 Less shares repurchased              (193,557)     (2,436,205)       (311,556)      (3,687,072)
 Shares issued in reorganization             -               -       1,360,585       15,538,420
                                     ---------    ------------      ----------    -------------
   Net increase                        180,164    $  2,264,464       2,052,410    $  23,798,324
                                     =========    ============      ==========    =============
CLASS C
 Shares sold                           328,034    $  4,205,600         838,226    $  10,065,538
 Reinvestment of distributions          12,263         161,506          14,339          168,202
 Less shares repurchased              (123,400)     (1,573,688)       (178,514)      (2,148,569)
                                     ---------    ------------      ----------    -------------
   Net increase                        216,897    $  2,793,418         674,051    $   8,085,171
                                     =========    ============      ==========    =============
CLASS Y
 Shares sold                           109,946    $  1,467,925          84,627    $   1,007,697
 Reinvestment of distributions           7,031          95,480          22,288          268,348
 Less shares repurchased              (207,936)     (2,834,459)       (986,399)     (12,161,434)
 Shares issued in reorganization             -               -       1,250,780       14,847,156
                                     ---------    ------------      ----------    -------------
   Net increase (decrease)             (90,959)   $ (1,271,054)        371,296    $   3,961,767
                                     =========    ============      ==========    =============

48 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Conservative Allocation Fund
                                                     Six Months         Year         5/12/05 (a)
                                                        Ended          Ended             To
                                                       1/31/07        7/31/06          7/31/05
                                                     (unaudited)
CLASS A
Net asset value, beginning of period                  $ 10.56         $ 10.29        $   10.00
                                                      -------         -------        ---------
Increase from investment operations:
  Net investment income (b)                           $  0.17         $  0.25        $    0.05
  Net realized and unrealized gain
   on investments                                        0.49            0.09             0.24
                                                      -------         -------        ---------
   Net increase from investment operations            $  0.66         $  0.34        $    0.29
                                                      -------         -------        ---------
Distributions to shareowners:
  Net investment income                               $ (0.19)        $ (0.06)       $       -
  Net realized gain                                     (0.02)          (0.01)               -
                                                      -------         -------        ---------
Net increase in net asset value                       $  0.45         $  0.27        $    0.29
                                                      -------         -------        ---------
Net asset value, end of period                        $ 11.01         $ 10.56        $   10.29
                                                      =======         =======        =========
Total return*                                            6.38%           3.33%            2.90%***
Ratio of net expenses to average net assets+++           0.78%**         0.78%            0.78%**
Ratio of net investment income to average
  net assets+++                                          3.06%**         2.38%            2.26%**
Portfolio turnover rate                                     3%             15%               9%**
Net assets, end of period (in thousands)              $22,052         $ 8,837        $     877
Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           1.10%**         2.12%           40.41%**
  Net investment income (loss)                           2.75%**         1.04%          (37.37)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           0.78%**         0.78%            0.78%**
  Net investment income                                  3.06%**         2.38%            2.26%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   49

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Conservative Allocation Fund
                                                    Six Months        Year         5/12/05 (a)
                                                       Ended         Ended             To
                                                      1/31/07       7/31/06          7/31/05
                                                    (unaudited)
CLASS B
Net asset value, beginning of period                 $ 10.44        $ 10.28        $   10.00
                                                     -------        -------        ---------
Increase from investment operations:
  Net investment income (b)                          $  0.10        $  0.15        $    0.03
  Net realized and unrealized gain
   on investments                                       0.52           0.08             0.25
                                                     -------        -------        ---------
   Net increase from investment operations           $  0.62        $  0.23        $    0.28
                                                     -------        -------        ---------
Distributions to shareowners:
  Net investment income                              $ (0.16)       $ (0.06)       $       -
  Net realized gain                                    (0.02)         (0.01)               -
                                                     -------        -------        ---------
Net increase in net asset value                      $  0.44        $  0.16        $    0.28
                                                     -------        -------        ---------
Net asset value, end of period                       $ 10.88        $ 10.44        $   10.28
                                                     =======        =======        =========
Total return*                                           5.94%          2.26%            2.80%***
Ratio of net expenses to average net assets+++          1.69%**        1.68%            1.68%**
Ratio of net investment income to average
  net assets+++                                         1.91%**        1.49%            1.23%**
Portfolio turnover rate                                    3%            15%               9%**
Net assets, end of period (in thousands)             $ 3,728        $ 2,830        $     221
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          2.07%**        3.08%           38.96%**
  Net investment income (loss)                          1.53%**        0.09%          (36.05)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                          1.68%**        1.68%            1.68%**
  Net investment income                                 1.92%**        1.49%            1.23%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

50 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Conservative Allocation Fund
                                                    Six Months        Year         5/12/05 (a)
                                                       Ended         Ended             To
                                                      1/31/07       7/31/06          7/31/05
                                                    (unaudited)
CLASS C
Net asset value, beginning of period                 $ 10.44        $ 10.26        $   10.00
                                                     -------        -------        ---------
Increase from investment operations:
  Net investment income (b)                          $  0.11        $  0.15        $    0.03
  Net realized and unrealized gain
   on investments                                       0.50           0.10             0.23
                                                     -------        -------        ---------
   Net increase from investment operations           $  0.61        $  0.25        $    0.26
                                                     -------        -------        ---------
Distributions to shareowners:
  Net investment income                              $ (0.16)       $ (0.06)       $       -
  Net realized gain                                    (0.02)         (0.01)               -
                                                     -------        -------        ---------
Net increase in net asset value                      $  0.43        $  0.18        $    0.26
                                                     -------        -------        ---------
Net asset value, end of period                       $ 10.87        $ 10.44        $   10.26
                                                     =======        =======        =========
Total return*                                           5.86%          2.46%            2.60%***
Ratio of net expenses to average net assets+++          1.68%**        1.68%            1.68%**
Ratio of net investment income to average
  net assets+++                                         1.92%**        1.48%            1.17%**
Portfolio turnover rate                                    3%            15%               9%**
Net assets, end of period (in thousands)             $ 7,471        $ 5,201        $     679
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.91%**        2.80%           45.38%**
  Net investment income (loss)                          1.69%**        0.36%          (42.53)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                          1.68%**        1.68%            1.68%**
  Net investment income                                 1.92%**        1.48%            1.17%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period. * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   51

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Conservative Allocation Fund
                                                       Six Months      10/5/05 (a)
                                                         Ended             To
                                                        1/31/07         7/31/06
                                                       (unaudited)
CLASS Y
Net asset value, beginning of period                    $ 10.57         $ 10.32
                                                        -------         -------
Increase from investment operations:
  Net investment income (b)                             $  0.13         $  0.16
  Net realized and unrealized gain on investments          0.52            0.16
                                                        -------         -------
   Net increase from investment operations              $  0.65         $  0.32
                                                        -------         -------
Distributions to shareowners:
  Net investment income                                 $ (0.19)        $ (0.06)
  Net realized gain                                       (0.02)          (0.01)
                                                        -------         -------
Net increase in net asset value                         $  0.44         $  0.25
                                                        -------         -------
Net asset value, end of period                          $ 11.01         $ 10.57
                                                        -------         -------
Total return*                                              6.11%           3.13%***
Ratio of net expenses to average net assets+++             1.10%**         1.23%**
Ratio of net investment income to average
  net assets+++                                            2.43%**         1.96%**
Portfolio turnover rate                                       3%             15%
Net assets, end of period (in thousands)                $    11         $    10
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             1.10%**         2.19%**
  Net investment income                                    2.43%**         0.98%**
Ratios with waivers of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                             1.08%**         1.23%**
  Net investment income                                    2.45%**         1.96%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

52 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Moderate Allocation Fund
                                                      Six Months         Year          8/9/04 (a)
                                                        Ended            Ended             To
                                                       1/31/07          7/31/06          7/31/05
                                                     (unaudited)
CLASS A
Net asset value, beginning of period                 $  11.39         $  11.15         $  10.00
                                                      -------         --------         --------
Increase from investment operations:
  Net investment income (b)                          $   0.12         $   0.16         $   0.15
  Net realized and unrealized gain
   on investments                                        0.99             0.38             1.27
                                                      -------         --------         --------
   Net increase from investment operations           $   1.11         $   0.54         $   1.42
                                                      -------         --------         --------
Distributions to shareowners:
  Net investment income                              $  (0.28)        $  (0.06)        $  (0.04)
  Net realized gain                                     (0.03)           (0.24)           (0.23)
                                                      -------         --------         --------
Net increase in net asset value                      $   0.80         $   0.24         $   1.15
                                                      -------         --------         --------
Net asset value, end of period                       $  12.19         $  11.39         $  11.15
                                                     ========         ========         ========
Total return*                                            9.79%            4.98%           14.37%***
Ratio of net expenses to average net assets+++           0.63%**          0.63%            0.77%**
Ratio of net investment income to average
  net assets+++                                          1.98%**          1.40%            1.37%**
Portfolio turnover rate                                     8%              52%              19%**
Net assets, end of period (in thousands)             $163,387         $148,495         $ 32,893
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           0.63%**          0.63%            1.26%**
  Net investment income                                  1.98%**          1.40%            0.88%**
Ratios with waiver of management fees and
   assumption of expenses by PIM and
   reduction for fees paid indirectly:
  Net expenses                                           0.63%**          0.63%            0.77%**
  Net investment income                                  1.98%**          1.40%            1.37%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   53

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Moderate Allocation Fund
                                                     Six Months         Year         8/9/04 (a)
                                                        Ended          Ended             To
                                                       1/31/07        7/31/06          7/31/05
                                                     (unaudited)
CLASS B
Net asset value, beginning of period                  $ 10.92         $ 10.77        $  10.00
                                                      -------         -------        --------
Increase from investment operations:
  Net investment income (b)                           $  0.07         $  0.06        $   0.02
  Net realized and unrealized gain
   on investments                                        0.95            0.36            0.98
                                                      -------         -------        --------
   Net increase from investment operations            $  1.02         $  0.42        $   1.00
                                                      -------         -------        --------
Distributions to shareowners:
  Net investment income                               $ (0.19)        $ (0.03)       $      -
  Net realized gain                                     (0.03)          (0.24)          (0.23)
                                                      -------         -------        --------
Net increase in net asset value                       $  0.80         $  0.15        $   0.77
                                                      -------         -------        --------
Net asset value, end of period                        $ 11.72         $ 10.92        $  10.77
                                                      =======         =======        ========
Total return*                                            9.37%           4.00%          10.11%***
Ratio of net expenses to average net assets+++           1.49%**         1.51%           1.67%**
Ratio of net investment income to average
  net assets+++                                          1.14%**         0.51%           0.16%**
Portfolio turnover rate                                     8%             52%             19%**
Net assets, end of period (in thousands)              $61,002         $55,053        $  9,781
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           1.49%**         1.51%           2.08%**
  Net investment income (loss)                           1.14%**         0.51%          (0.25)%**
Ratios with waivers of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           1.48%**         1.51%           1.67%**
  Net investment income                                  1.15%**         0.51%           0.16%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

54 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Moderate Allocation Fund
                                                     Six Months         Year         8/9/04 (a)
                                                        Ended          Ended             To
                                                       1/31/07        7/31/06         7/31/05
                                                     (unaudited)
CLASS C
Net asset value, beginning of period                  $ 10.85         $ 10.68        $ 10.00
                                                      -------         -------        -------
Increase from investment operations:
  Net investment income (b)                           $  0.07         $  0.07        $  0.05
  Net realized and unrealized gain
   on investments                                        0.94            0.35           0.87
                                                      -------         -------        -------
   Net increase from investment operations            $  1.01         $  0.42        $  0.92
                                                      -------         -------        -------
Distributions to shareowners:
  Net investment income                               $ (0.21)        $ (0.01)       $ (0.01)
  Net realized gain                                     (0.03)          (0.24)         (0.23)
                                                      -------         -------        -------
Net increase in net asset value                       $  0.77         $  0.17        $  0.68
                                                      -------         -------        -------
Net asset value, end of period                        $ 11.62         $ 10.85        $ 10.68
                                                      =======         =======        =======
Total return*                                            9.38%           4.06%          9.32%***
Ratio of net expenses to average net assets+++           1.40%**         1.42%          1.67%**
Ratio of net investment income to average
  net assets+++                                          1.29%**         0.60%          0.44%**
Portfolio turnover rate                                     8%             52%            19%**
Net assets, end of period (in thousands)              $40,143         $32,416        $15,223
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           1.40%**         1.42%          2.03%**
  Net investment income                                  1.29%**         0.60%          0.08%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           1.40%**         1.42%          1.67%**
  Net investment income                                  1.29%**         0.60%          0.44%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   55

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Moderate Allocation Fund
                                                        Six Months       9/23/05 (a)
                                                           Ended              To
                                                          1/31/07          7/31/06
                                                        (unaudited)
CLASS Y
Net asset value, beginning of period                     $ 11.43          $ 11.18
                                                         -------          -------
Increase from investment operations:
  Net investment income (b)                              $  0.14          $  0.17
  Net realized and unrealized gain on investments           1.00             0.40
                                                         -------          -------
   Net increase from investment operations               $  1.14          $  0.57
                                                         -------          -------
Distributions to shareowners:
  Net investment income                                  $ (0.32)         $ (0.08)
  Net realized gain                                        (0.03)           (0.24)
                                                         -------          -------
Net increase in net asset value                          $  0.79          $  0.25
                                                         -------          -------
Net asset value, end of period                           $ 12.22          $ 11.43
                                                         =======          ========
Total return*                                              10.01%            5.19%***
Ratio of net expenses to average net assets+++              0.30%**          0.28%**
Ratio of net investment income to average
  net assets+++                                             2.27%**          1.79%**
Portfolio turnover rate                                        8%              52%**
Net assets, end of period (in thousands)                 $26,698          $27,792
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              0.30%**          0.28%**
  Net investment income                                     2.27%**          1.79%**
Ratios with waivers of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                              0.30%**          0.28%**
  Net investment income                                     2.27%**          1.79%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

56 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                Growth Allocation Fund
                                                      Six Months         Year          8/9/04 (a)
                                                        Ended            Ended             To
                                                       1/31/07          7/31/06          7/31/05
                                                     (unaudited)
CLASS A
Net asset value, beginning of period                  $ 12.04         $  11.50         $  10.00
                                                      -------         --------         --------
Increase from investment operations:
  Net investment income (b)                           $  0.10         $   0.09         $   0.08
  Net realized and unrealized gain
   on investments                                        1.27             0.63             1.70
                                                      -------         --------         --------
   Net increase from investment operations            $  1.37         $   0.72         $   1.78
                                                      -------         --------         --------
Distributions to shareowners:
  Net investment income                               $ (0.23)        $  (0.05)        $  (0.03)
  Net realized gain                                     (0.10)           (0.13)           (0.25)
                                                      -------         --------         --------
Net increase in net asset value                       $  1.04         $   0.54         $   1.50
                                                      -------         --------         --------
Net asset value, end of period                        $ 13.08         $  12.04         $  11.50
                                                      =======         ========         ========
Total return*                                           11.40%            6.29%           17.96%***
Ratio of net expenses to average net assets+++           0.71%**          0.74%            0.81%**
Ratio of net investment income to average
  net assets+++                                          1.48%**          0.74%            0.69%**
Portfolio turnover rate                                     3%              27%               2%**
Net assets, end of period (in thousands)              $147,394        $116,161         $ 31,212
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           0.71%**          0.74%            1.42%**
  Net investment income                                  1.48%**          0.74%            0.08%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           0.70%**          0.74%            0.81%**
  Net investment income                                  1.49%**          0.74%            0.69%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   57

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Growth Allocation Fund
                                                     Six Months         Year          8/9/04 (a)
                                                        Ended           Ended             To
                                                       1/31/07         7/31/06         7/31/05
                                                     (unaudited)
CLASS B
Net asset value, beginning of period                  $ 10.93         $ 10.50         $  10.00
                                                      -------         -------         --------
Increase from investment operations:
  Net investment income (loss) (b)                    $  0.04         $ (0.01)        $   0.01
  Net realized and unrealized gain
   on investments                                        1.14            0.59             0.74
                                                      -------         -------         --------
   Net increase from investment operations            $  1.18         $  0.58         $   0.75
                                                      -------         -------         --------
Distributions to shareowners:
  Net investment income                               $ (0.14)        $ (0.02)        $      -
  Net realized gain                                     (0.10)          (0.13)           (0.25)
                                                      -------         -------         --------
Net increase in net asset value                       $  0.94         $  0.43         $   0.50
                                                      -------         -------         --------
Net asset value, end of period                        $ 11.87         $ 10.93         $  10.50
                                                      =======         =======         ========
Total return*                                           10.86%           5.53%            7.59%***
Ratio of net expenses to average net assets+++           1.58%**         1.57%            1.71%**
Ratio of net investment income (loss) to
  average net assets+++                                  0.60%**        (0.08)%           0.05%**
Portfolio turnover rate                                     3%             27%               2%**
Net assets, end of period (in thousands)              $73,434         $61,373         $ 10,219
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           1.58%**         1.62%            2.27%**
  Net investment income (loss)                           0.60%**        (0.13)%          (0.51)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           1.56%**         1.57%            1.71%**
  Net investment income (loss)                           0.62%**        (0.08)%           0.05%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

58 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Growth Allocation Fund
                                                     Six Months         Year         8/9/04 (a)
                                                        Ended          Ended             To
                                                       1/31/07        7/31/06          7/31/05
                                                     (unaudited)
CLASS C
Net asset value, beginning of period                  $ 11.58         $ 11.10        $  10.00
                                                      -------         -------        --------
Increase from investment operations:
  Net investment income (loss) (b)                    $  0.05         $     -        $  (0.01)
  Net realized and unrealized gain
   on investments                                        1.21            0.61            1.37
                                                      -------         -------        --------
   Net increase from investment operations            $  1.26         $  0.61        $   1.36
                                                      -------         -------        --------
Distributions to shareowners:
  Net investment income                               $ (0.16)        $     -        $  (0.01)
  Net realized gain                                     (0.10)          (0.13)          (0.25)
                                                      -------         -------        --------
Net increase in net asset value                       $  1.00         $  0.48        $   1.10
                                                      -------         -------        --------
Net asset value, end of period                        $ 12.58         $ 11.58        $  11.10
                                                      =======         =======        ========
Total return*                                           10.93%           5.51%          13.67%***
Ratio of net expenses to average net assets+++           1.43%**         1.46%           1.71%**
Ratio of net investment income (loss) to
  average net assets+++                                  0.78%**         0.02%          (0.07)%**
Portfolio turnover rate                                     3%             27%              2%**
Net assets, end of period (in thousands)              $44,258         $33,315        $ 14,874
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           1.43%**         1.46%           2.13%**
  Net investment income (loss)                           0.78%**         0.02%          (0.49)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           1.43%**         1.46%           1.71%**
  Net investment income (loss)                           0.78%**         0.02%          (0.07)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   59

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Growth Allocation Fund
                                                       Six Months      9/23/05 (a)
                                                         Ended           To
                                                        1/31/07        7/31/06
                                                       (unaudited)
CLASS Y
Net asset value, beginning of period                    $ 12.13         $ 11.54
                                                        -------         -------
Increase from investment operations:
  Net investment income (b)                             $  0.11         $  0.13
  Net realized and unrealized gain on investments          1.29            0.65
                                                        -------         -------
   Net increase from investment operations              $  1.40         $  0.78
                                                        -------         -------
Distributions to shareowners:
  Net investment income                                 $ (0.27)        $ (0.06)
  Net realized gain                                       (0.10)          (0.13)
                                                        -------         -------
Net increase in net asset value                         $  1.03         $  0.59
                                                        -------         -------
Net asset value, end of period                          $ 13.16         $ 12.13
                                                        =======         =======
Total return*                                             11.57%           6.84%***
Ratio of net expenses to average net assets+++             0.36%**         0.32%**
Ratio of net investment income to average
  net assets+++                                            1.70%**         1.23%**
Portfolio turnover rate                                       3%             27%**
Net assets, end of period (in thousands)                $ 2,793         $ 3,068
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             0.36%**         0.32%**
  Net investment income                                    1.70%**         1.23%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                             0.36%**         0.32%**
  Net investment income                                    1.70%**         1.23%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

60 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Aggressive Allocation Fund
                                                      Six Months         Year         8/9/04 (a)
                                                        Ended           Ended             To
                                                       1/31/07         7/31/06          7/31/05
                                                     (unaudited)
CLASS A
Net asset value, beginning of period                 $  12.39          $ 11.82        $  10.00
                                                     --------          -------        --------
Increase from investment operations:
  Net investment income (b)                          $   0.06          $  0.01        $      -
  Net realized and unrealized gain
   on investments                                        1.55             0.85            2.14
                                                     --------          -------        --------
   Net increase from investment operations           $   1.61          $  0.86        $   2.14
                                                     --------          -------        --------
Distributions to shareowners:
  Net investment income                              $  (0.16)         $ (0.02)       $      -
  Net realized gain                                     (0.06)           (0.27)          (0.27)
Return of capital                                           -                -           (0.05)
                                                     --------          -------        --------
Net increase in net asset value                      $   1.39          $  0.57        $   1.82
                                                     --------          -------        --------
Net asset value, end of period                       $  13.78          $ 12.39        $  11.82
                                                     ========          =======        ========
Total return*                                           12.96%            7.30%          21.57%***
Ratio of net expenses to average net assets+++           0.80%**          0.82%           0.86%**
Ratio of net investment income (loss) to
  average net assets+++                                  0.94%**          0.10%          (0.04)%**
Portfolio turnover rate                                     6%              51%              3%**
Net assets, end of period (in thousands)             $107,528          $84,775        $ 20,689
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           0.80%**          0.82%           2.14%**
  Net investment income (loss)                           0.94%**          0.10%          (1.31)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           0.80%**          0.82%           0.86%**
  Net investment income (loss)                           0.94%**          0.10%          (0.04)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   61

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Aggressive Allocation Fund
                                                     Six Months         Year          8/9/04 (a)
                                                        Ended           Ended             To
                                                       1/31/07         7/31/06          7/31/05
                                                     (unaudited)
CLASS B
Net asset value, beginning of period                  $ 11.84         $ 11.39         $  10.00
                                                      -------         -------         --------
Increase from investment operations:
  Net investment income (loss) (b)                    $  0.01         $ (0.08)        $  (0.03)
  Net realized and unrealized gain
   on investments                                        1.47            0.80             1.72
                                                      -------         -------         --------
   Net increase from investment operations            $  1.48         $  0.72         $   1.69
                                                      -------         -------         --------
Distributions to shareowners:
  Net investment income                               $ (0.06)        $     -         $      -
  Net realized gain                                     (0.06)          (0.27)           (0.27)
Return of capital                                           -               -            (0.03)
                                                      -------         -------         --------
Net increase in net asset value                       $  1.36         $  0.45         $   1.39
                                                      -------         -------         --------
Net asset value, end of period                        $ 13.20         $ 11.84         $  11.39
                                                      =======         =======         ========
Total return*                                           12.51%           6.36%           17.02%***
Ratio of net expenses to average net assets+++           1.65%**         1.64%            1.76%**
Ratio of net investment income (loss) to
  average net assets+++                                  0.08%**        (0.70)%          (0.26)%**
Portfolio turnover rate                                     6%             51%               3%**
Net assets, end of period (in thousands)              $36,242         $30,382         $  5,845
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           1.67%**         1.69%            2.81%**
  Net investment income (loss)                           0.06%**        (0.75)%          (1.31)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           1.64%**         1.64%            1.76%**
  Net investment income (loss)                           0.09%**        (0.70)%          (0.26)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

62 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Aggressive Allocation Fund
                                                     Six Months         Year          8/9/04 (a)
                                                        Ended           Ended             To
                                                       1/31/07         7/31/06          7/31/05
                                                     (unaudited)
CLASS C
Net asset value, beginning of period                  $ 12.00         $ 11.54         $  10.00
                                                      -------         -------         --------
Increase from investment operations:
  Net investment income (loss) (b)                    $  0.02         $ (0.08)        $  (0.04)
  Net realized and unrealized gain
   on investments                                        1.49            0.81             1.88
                                                      -------         -------         --------
   Net increase from investment operations            $  1.51         $  0.73         $   1.84
                                                      -------         -------         --------
Distributions to shareowners:
  Net investment income                               $ (0.08)        $     -         $      -
  Net realized gain                                     (0.06)          (0.27)           (0.27)
Return of capital                                           -               -            (0.03)
                                                      -------         -------         --------
Net increase in net asset value                       $  1.37         $  0.46         $   1.54
                                                      -------         -------         --------
Net asset value, end of period                        $ 13.37         $ 12.00         $  11.54
                                                      =======         =======         ========
Total return*                                           12.60%           6.37%           18.52%***
Ratio of net expenses to average net assets+++           1.52%**         1.56%            1.76%**
Ratio of net investment income (loss) to
  average net assets+++                                  0.24%**        (0.64)%          (0.39)%**
Portfolio turnover rate                                     6%             51%               3%**
Net assets, end of period (in thousands)              $20,194         $15,524         $  7,144
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           1.52%**         1.56%            2.74%**
  Net investment income (loss)                           0.24%**        (0.64)%          (1.37)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           1.52%**         1.56%            1.76%**
  Net investment income (loss)                           0.24%**        (0.64)%          (0.39)%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.   63

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Aggressive Allocation Fund
                                                       Six Months      9/23/05 (a)
                                                         Ended           To
                                                        1/31/07        7/31/06
                                                       (unaudited)
CLASS Y
Net asset value, beginning of period                    $ 12.41         $ 11.87
                                                        -------         -------
Increase from investment operations:
  Net investment income (b)                             $  0.10         $  0.06
  Net realized and unrealized gain on investments          1.55            0.78
                                                        -------         -------
   Net increase from investment operations              $  1.65         $  0.84
                                                        -------         -------
Distributions to shareowners:
  Net investment income                                 $ (0.20)        $ (0.03)
  Net realized gain                                       (0.06)          (0.27)
                                                        -------         -------
Net increase in net asset value                         $  1.39         $  0.54
                                                        -------         -------
Net asset value, end of period                          $ 13.80         $ 12.41
                                                        =======         ========
Total return*                                             13.32%           7.13%***
Ratio of net expenses to average net assets+++             0.40%**         0.37%**
Ratio of net investment income to average
  net assets+++                                            1.39%**         0.63%**
Portfolio turnover rate                                       6%             51%**
Net assets, end of period (in thousands)                $ 3,869         $ 4,607
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             0.40%**         0.37%**
  Net investment income                                    1.39%**         0.63%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                             0.40%**         0.37%**
  Net investment income                                    1.39%**         0.63%**

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Not Annualized.

64 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/07 (unaudited)
--------------------------------------------------------------------------------
1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) was organized as a Delaware statutory trust on April 22, 2004 (amended July 1, 2004) and was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund) Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund) Pioneer Ibbotson Growth Allocation Fund (Growth Fund) Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund is to seek long-term capital growth and current income. The Moderate Fund seeks long-term capital growth and current income. The Growth Fund seeks long-term capital growth and current income. The Aggressive Fund seeks long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer Investment funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. Information regarding the Funds' principal investment risks is contained in the Funds' prospectuses. Please refer to those documents when considering the Funds' investment risks.

Each Fund offers four classes of shares designated Class A, Class B, Class C and Class Y. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/07 (unaudited)                    (continued)
--------------------------------------------------------------------------------
class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B.  Federal Income Taxes

    It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized


66
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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The Pioneer Ibbotson Aggressive Allocation Fund had a net capital loss carryforward of $1,622,949, which will expire in 2011 if not utilized.

    The tax character of distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended July 31, 2006 was as follows:

                       Ordinary        Long-Term
Fund                    Income       Capital Gains        Total
-------------------------------------------------------------------
Conservative Fund     $  42,282      $   5,745         $   48,027
Moderate Fund         1,203,891      5,304,864          6,508,755
Growth Fund             467,663      1,821,408          2,289,071
Aggressive Fund          99,271      2,267,135          2,366,406

    The following shows the components of distributable earnings on a Federal income tax basis at July 31, 2006:

                          Undistributed     Undistributed     Net Unrealized
                             Ordinary         Long-Term        Appreciation
Fund                          Income        Capital Gains     (Depreciation)
----------------------------------------------------------------------------
Conservative Fund         $ 149,065         $  54,123         $  (42,757)
Moderate Fund             2,083,330         1,198,296          8,903,320
Growth Fund                 672,433         2,078,431         10,213,394
Aggressive Fund              75,141           870,314          8,818,941

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. The Conservative Allocation Fund, Class A, Class B and Class C shares were first offered for sale to the public on May 12, 2005. Class Y shares were first offered for sale to the public on October 5, 2005. The Moderate Allocation, Growth Allocation and Aggressive Allocation Funds Class A, Class B and Class C shares were first offered for sale to the public on August 9, 2004. Class Y shares of these three Funds were first publicly offered on the following dates: Moderate Allocation on


                                                                              67
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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/07 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    9/23/05, Growth Allocation on 9/23/05 and Aggressive Allocation on 9/23/05. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to distribution plans for each class. There is no distribution plan for Class Y.

    The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned the following in underwriting commissions during the six months ended January 31, 2007:

Fund                        Amount
----------------------------------
Conservative Fund         $ 10,027
Moderate Fund             $ 61,077
Growth Fund               $104,169
Aggressive Fund           $ 66,546

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.


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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, or subcustodians. The Fund's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:

                             Management Fee as a Percentage
                                 of each Fund's Average
Fund                                Daily Net Assets
-----------------------------------------------------------
Conservative Fund                         0.13%
Moderate Fund                             0.13%
Growth Fund                               0.13%
Aggressive Fund                           0.13%

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds. At January 31, 2007, the following amounts were payable to PIM relating to management fees and certain other services and are included in due to affiliates:

Fund                          Amount
--------------------------------------
Conservative Fund            $ 4,032
Moderate Fund                $36,035
Growth Fund                  $32,704
Aggressive Fund              $20,663

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------
PIM did not impose all or a portion of its management fees and assumed other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations. These expense limitations are in effect through December 1, 2009 for Class A shares and through December 1, 2008 for Class B and Class C shares:

Fund                  Class A     Class B     Class C
-------------------------------------------------------
Conservative Fund      .78%        1.68%       1.68%
Moderate Fund          .74%        1.52%       1.52%
Growth Fund            .79%        1.57%       1.57%
Aggressive Fund        .85%        1.64%       1.64%

3. Transfer Agent

PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in due to affiliates are the following amounts of transfer agent fees payable to PIMSS at January 31, 2007:

Fund                       Amount
--------------------------------------
Conservative Fund         $     -
Moderate Fund             $ 8,947
Growth Fund               $13,806
Aggressive Fund           $ 4,248

4. Distribution Plans

The Funds have adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan, respectively) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Funds pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Funds pay PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. At January 31, 2007

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the following fees were payable to PFD relating to distribution and service fees and are included in due to affiliates:

Fund                         Amount
---------------------------------------
Conservative Fund         $ 13,901
Moderate Fund             $117,211
Growth Fund               $126,691
Aggressive Fund           $ 67,855

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the six months ended January 31, 2007, the following CDSC's were paid to
PFD:

Fund                           Amount
---------------------------------------
  Conservative Fund         $  6,462
  Moderate Fund             $105,805
  Growth Fund               $105,319
  Aggressive Fund           $ 51,387

5. Merger Information
On September 22, 2005, the beneficial owners of certain AmSouth Funds approved a proposed merger agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on September 26, 2005 by exchanging all of the AmSouth Fund's net assets for shares of the applicable Pioneer Ibbotson Fund, based upon the Fund's Class A, Class B and Class Y shares' ending net asset values, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

                           Pioneer                AmSouth                AmSouth                Pioneer
                          Moderate              Growth and           Moderate Growth           Moderate
                       Allocation Fund          Income Fund          and Income Fund        Allocation Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
                   ---------------------- ---------------------- ---------------------- ----------------------
Net Assets
Class A                  $40,918,497           $ 47,985,562            $20,156,983           $109,061,042
Class B                  $11,519,608           $ 19,432,527            $13,837,388           $ 44,789,524
Class C                  $17,124,590                                                         $ 17,124,590
Class Y                                                                                      $ 54,096,317
Class I                                        $ 40,453,115            $13,643,202
Total Net Assets         $69,562,695           $107,871,204            $47,637,573           $225,071,473
Shares Outstanding
Class A                    3,660,813              4,708,295              2,060,226              9,756,384
Class B                    1,068,504              1,914,637              1,423,053              4,155,001
Class C                    1,602,231                                                            1,602,231
Class Y                                                                                         4,838,972
Class I                                           3,953,925              1,390,285
Shares Issued in Reorganization
Class A                                                                                         6,095,571
Class B                                                                                         3,086,496
Class Y                                                                                         4,838,972

                             Unrealized
                            Appreciation     Accumulated Gain
                             On Closing         On Closing
                                Date               Date
                           --------------   -----------------
AmSouth Growth and
  Income Fund              $8,743,400       $2,595,540
AmSouth Moderate Growth
  and Income Fund          $1,726,341       $  851,251


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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         Pioneer Growth               AmSouth              Pioneer Growth
                         Allocation Fund            Growth Fund            Allocation Fund
                      (Pre-Reorganization) (Pre-Reorganization)          (Post-Reorganization)
                     ----------------------   ----------------------   ----------------------
Net Assets
Class A                    $38,438,637              $29,688,353             $ 68,126,990
Class B                    $12,106,330              $30,697,135             $ 42,803,465
Class C                    $16,868,540                                      $ 16,868,540
Class Y                                                                     $  7,798,364
Class I                                             $ 7,798,364
Total Net Assets           $67,413,507              $68,183,852             $135,597,359
Shares Outstanding
Class A                      3,332,335                3,007,670                5,905,091
Class B                      1,149,798                3,155,064                4,065,072
Class C                      1,516,287                                         1,516,287
Class Y                                                                          675,780
Class I                                                 786,487
Shares Issued in Reorganization
Class A                                                                        2,572,757
Class B                                                                        2,915,273
Class Y                                                                          675,780

                           Unrealized
                          Appreciation    Accumulated Gain
                           On Closing       On Closing
                             Date              Date
                        --------------   -----------------
AmSouth Growth Fund     $5,108,682       $1,905,046


                                                                              73
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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

                       Pioneer Aggressive       AmSouth Aggressive       Pioneer Aggressive
                         Allocation Fund            Growth Fund            Allocation Fund
                      (Pre-Reorganization) (Pre-Reorganization)        (Post-Reorganization)
                     ----------------------   ----------------------   ----------------------
Net Assets
Class A                    $25,582,418              $20,930,973              $46,513,391
Class B                    $ 7,003,626              $15,538,420              $22,542,046
Class C                    $ 8,276,330                                       $ 8,276,330
Class Y                                                                      $14,847,156
Class I                                             $14,847,156
Total Net Assets           $40,862,374              $51,316,549              $92,178,923
Shares Outstanding
Class A                      2,154,549                2,128,158                3,917,819
Class B                        613,143                1,653,405                1,973,727
Class C                        715,365                                           715,365
Class Y                                                                        1,250,780
Class I                                               1,509,339
Shares Issued in Reorganization
Class A                                                                        1,763,269
Class B                                                                        1,360,585
Class Y                                                                        1,250,780

                        Unrealized
                       Appreciation    Accumulated Gain
                        On Closing       On Closing
                          Date              Date
                      --------------   -----------------
AmSouth Aggressive
  Growth Fund         $6,818,836       $1,802,796


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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. New Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.


                                                                              75
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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Ibbotson Associates Advisors, LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and
(ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and


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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including in the case of the Sub-adviser, its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the breakpoints in the Fund's management fee and the management


                                                                              77
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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

fee of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser and the Sub-adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of its Morningstar category peer group for the 12 months ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the performance of the Fund was good during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser and the Subadviser responsible for investment operations. Among other things, the Trustees considered the size, education and experience of the Sub-adviser's investment staff. The Trustees


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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the first quintile, relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the fifth quintile of the applicable peer group for the most recent fiscal year.

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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's and Sub-adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and Sub-adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement, including the fee payable thereunder, were fair and reasonable and that their renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Ibbotson Associates Advisors, LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and
(ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including in the case of the Sub-adviser, its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the breakpoints in the Fund's management fee and the management fee

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser and the Sub-adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of its Morningstar category peer group for the 12 months ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the performance of the Fund was good during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser and the Subadviser responsible for investment operations. Among other things, the Trustees considered the size, education and experience of the Sub-adviser's investment staff. The Trustees

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile, relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the fifth quintile of the applicable peer group for the most recent fiscal year.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's and Sub-adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and Sub-adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement, including the fee payable thereunder, were fair and reasonable and that their renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Ibbotson Associates Advisors, LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and
(ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including in the case of the Sub-adviser, its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the breakpoints in the Fund's management fee and the management

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

fee of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser and the Sub-adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the 12 months ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the performance of the Fund was strong during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser and the Subadviser responsible for investment operations. Among other things, the Trustees considered the size, education and experience of the Sub-adviser's investment staff. The Trustees

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------

    concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile, relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the fifth quintile of the applicable peer group for the most recent fiscal year.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's and Sub-adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and Sub-adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement, including the fee payable thereunder, were fair and reasonable and that their renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Ibbotson Associates Advisors, LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and
(ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including in the case of the Sub-adviser, its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the breakpoints in the Fund's management fee and the management

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

fee of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser and the Sub-adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the 12 months ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the performance of the Fund was strong during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser and the Subadviser responsible for investment operations. Among other things, the Trustees considered the size, education and experience of the Sub-adviser's investment staff. The Trustees

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile, relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the fifth quintile of the applicable peer group for the most recent fiscal year.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's and Sub-adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and Sub-adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement, including the fee payable thereunder, were fair and reasonable and that their renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees                                   Officers
     John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
     David R. Bock                              Vincent Nave, Treasurer
     Mary K. Bush                               Dorothy E. Bourassa, Secretary
     Margaret B.W. Graham
     Thomas J. Perna
     Marguerite A. Piret
     John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on our web site at www.pioneerinvestments.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
    (for general questions about Pioneer only)

     Visit our website:                             www.pioneerinvestments.com

 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerinvestments.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2007

* Print the name and title of each signing officer under his or her signature.